SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Summary Of Significant Accounting Policies Details 1Abstract
Net income (loss) attributable to All For One Media Corp.	$ 157,831	$ (674,576)	$ 584,859	$ (774,106)	$ (4,889,704)	$ (2,283,276)
Add: Interest and derivative expense	892,603		1,338,457
Less: Gain in fair value of derivative liabilities	(1,491,990)		(2,659,618)
Adjusted net income (loss) attributable to All For One Media Corp.	$ (441,556)	$ (674,576)	$ (736,302)	$ (774,106)
Denominator:
Weighted-average shares of common stock	29,137,404	17,734,428	27,578,635	17,125,521	19,465,939	10,367,847
Dilutive effect of convertible instruments	$ 68,905,331		$ 68,905,331
Diluted weighted-average of common stock	98,042,735	17,734,428	96,483,966	17,125,521
Net income (loss) per common share from:
Basic	$ 0.01	$ (0.04)	$ 0.02	$ (0.05)
Diluted	$ 0.00	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.25)	$ (0.22)